Consolidated statements of shareholders' equity - EUR (€) € in Thousands	Total FMC-AG & Co. KGaA shareholders' equity IFRS 16	Total FMC-AG & Co. KGaA shareholders' equity	Ordinary shares	Treasury stock	Additional paid in capital	Retained earnings IFRS 16	Retained earnings	Foreign currency translation	Cash flow hedges	Pensions	Fair value changes	Noncontrolling interests IFRS 16	Noncontrolling interests	IFRS 16	Total
Balance at beginning of period at Dec. 31, 2018		€ 11,758,411	€ 307,879	€ (50,993)	€ 3,873,345		€ 8,831,930	€ (911,473)	€ (1,528)	€ (290,749)			€ 1,143,547		€ 12,901,958
Balance at beginning of period (in shares) at Dec. 31, 2018			307,878,652	(999,951)
Adjustment due to initial application at Dec. 31, 2018	€ (120,809)					€ (120,809)						€ (15,526)		€ (136,335)
Adjusted balance at Dec. 31, 2018		11,637,602	€ 307,879	€ (50,993)	3,873,345		8,711,121	(911,473)	(1,528)	(290,749)			1,128,021		12,765,623
Adjusted balance (in shares) at Dec. 31, 2018			307,878,652	(999,951)
Proceeds from exercise of options and related tax effects		12,177	€ 249		11,928										12,177
Proceeds from exercise of options and related tax effects (in shares)			248,665
Compensation expense related to stock options		2,203			2,203										2,203
Purchase of treasury stock		(457,908)		€ (457,908)											(457,908)
Purchase of treasury stock (in shares)				(6,767,773)
Withdrawal of treasury stock			€ (3,771)	€ 269,796	(266,025)
Withdrawal of treasury stock (in shares)			(3,770,772)	3,770,772
Dividends paid		(354,636)					(354,636)								(354,636)
Purchase/sale of noncontrolling interests		(6,872)			(6,872)								72,232		65,360
Contributions from/to noncontrolling interests													(165,149)		(165,149)
Noncontrolling interests subject to put provisions		(2,704)					(2,704)								(2,704)
Net income		857,113					857,113						176,843		1,033,956
Other comprehensive income (loss) related to:
Foreign currency translation		600,203						608,582	(350)	(8,029)			54,561		654,764
Cash flow hedges, net of related tax effects		(10,266)							(10,266)						(10,266)
Total comprehensive income		1,447,050											231,404		1,678,454
Balance at end of period at Sep. 30, 2019		12,276,912	€ 304,357	€ (239,105)	3,614,579		9,210,894	(302,891)	(12,144)	(298,778)			1,266,508		13,543,420
Balance at end of period (in shares) at Sep. 30, 2019			304,356,545	(3,996,952)
Balance at beginning of period at Dec. 31, 2019		11,957,913	€ 304,437	€ (370,502)	3,607,662		9,454,861	(664,987)	(10,460)	(363,098)			1,269,324		€ 13,227,237
Balance at beginning of period (in shares) at Dec. 31, 2019			304,436,876	(6,107,629)											304,436,876
Proceeds from exercise of options and related tax effects		10,066	€ 192		9,874										€ 10,066
Proceeds from exercise of options and related tax effects (in shares)			192,049
Purchase of treasury stock		(365,988)		€ (365,988)											(365,988)
Purchase of treasury stock (in shares)				(5,687,473)
Dividends paid		(351,170)					(351,170)								(351,170)
Purchase/sale of noncontrolling interests		(24,225)			(24,225)								(72,643)		(96,868)
Contributions from/to noncontrolling interests													(193,174)		(193,174)
Noncontrolling interests subject to put provisions		(47,064)					(47,064)								(47,064)
Net income		987,193					987,193						209,838		1,197,031
Other comprehensive income (loss) related to:
Foreign currency translation		(759,177)						(764,864)	344	7,184	€ (1,841)		(50,694)		(809,871)
Cash flow hedges, net of related tax effects		3,990							3,990						3,990
Pensions, net of related tax effects		(14,328)								(14,328)					(14,328)
Fair value changes		95,901					11,072				84,829				95,901
Total comprehensive income		313,579											159,144		472,723
Balance at end of period at Sep. 30, 2020		€ 11,493,111	€ 304,629	€ (736,490)	€ 3,593,311		€ 10,054,892	€ (1,429,851)	€ (6,126)	€ (370,242)	€ 82,988		€ 1,162,651		€ 12,655,762
Balance at end of period (in shares) at Sep. 30, 2020			304,628,925	(11,795,102)											304,628,925